Revenue from Contracts with Customers - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss on contract assets	$ 0.0	$ 0.0
REVENUE	2,618.1	2,127.7	[1]	$ 2,546.5
Performance obligations partially achieved in prior year [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	57.4
Impairment losses recognized for costs to obtain contracts	0.0
Performance obligations satisfied partially [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	16,800.0
Performance obligations expected to be satisfied in next five years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	13,300.0
Contract Liabilities [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 822.6	$ 785.9

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).